Financial asset at fair value through profit or loss (Details) - USD ($) $ in Thousands		1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 23, 2024	Jul. 31, 2024	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss			$ 6,530	$ 28,300		$ 28,300		$ 6,530
Unrealized gain/(loss) on financial instruments			(3,448)
Current assets
Electricity financial asset			6,530	28,300		28,300		6,530
Reconciliation of the fair values at the beginning and end of the current and previous financial period are set out below:
Opening fair value		$ 6,530				6,530
Unrealized gain/(loss) on financial instruments			(3,448)
Closing fair value			6,530	28,300		28,300		6,530
Liquidation payment	$ 7,211					7,211
Realized gain/(loss) on financial asset		(452)		0	$ 101	(4,215)	$ 3,119
Non-current financial assets at fair value through profit or loss			0	56,017		56,017		0
Prepaid forward contract (refer to note 14)
Reconciliation of the fair values at the beginning and end of the current and previous financial period are set out below:
Non-current financial assets at fair value through profit or loss			0	56,017		56,017		0
Capped call transactions (refer to note 14)
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss			0	28,300		28,300		0
Current assets
Electricity financial asset			0	28,300		28,300		0
Reconciliation of the fair values at the beginning and end of the current and previous financial period are set out below:
Opening fair value		0				0
Closing fair value			0	28,300		28,300		0
Electricity financial asset
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss			6,530	0		0		6,530
Current assets
Electricity financial asset			6,530	0		0		6,530
Reconciliation of the fair values at the beginning and end of the current and previous financial period are set out below:
Opening fair value		6,530				6,530
Closing fair value			6,530	0		0		6,530
Electricity financial asset [Domain] | Electricity financial asset
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss			6,530	0		0		6,530
Additions						15,686		28,332
Financial asset realized						(6,530)		(18,354)
Unrealized gain/(loss) on financial instruments						0		(3,448)
Close-out costs						7,211		0
Transfer to prepayment						8,475		0
Current assets
Electricity financial asset			6,530	0		0		6,530
Reconciliation of the fair values at the beginning and end of the current and previous financial period are set out below:
Opening fair value		$ 6,530				6,530	$ 0	0
Additions						15,686		28,332
Financial asset realized						(6,530)		(18,354)
Unrealized gain/(loss) on financial instruments						0		(3,448)
Close-out costs						(7,211)		0
Transfer to prepayment						(8,475)		0
Closing fair value			$ 6,530	$ 0		$ 0		$ 6,530